Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Preferred stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, Authorized (in shares)	50,000,000	50,000,000
Common stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, Authorized (in shares)	500,000,000	500,000,000
Common stock, issued (in shares)	256,619,449	142,773,113
Common stock, Outstanding (in shares)	256,619,449	142,773,113
Series A Preferred Stock
Preferred stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, Authorized (in shares)	2,250,000	2,250,000
Preferred stock, Issued (in shares)
Preferred stock, Outstanding (in shares)
Series B Preferred Stock
Preferred stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, Authorized (in shares)	8,000,000	8,000,000
Preferred stock, Issued (in shares)		500,000
Preferred stock, Outstanding (in shares)		500,000
Series C Preferred Stock
Preferred stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, Authorized (in shares)	3,284,396	3,284,396
Preferred stock, Issued (in shares)		3,284,396
Preferred stock, Outstanding (in shares)		3,284,396
Series D Preferred Stock
Preferred stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, Authorized (in shares)	7,500,000	7,500,000
Preferred stock, Issued (in shares)
Preferred stock, Outstanding (in shares)